Advances to Suppliers, Net (Tables)	12 Months Ended
Dec. 31, 2020
Advances To Suppliers Net [Abstract]
Schedule of advances to suppliers
	December 31, 2020	December 31, 2019
Raw material prepayments for equipment production	$1,203,451	$584,655
Construction material prepayments	2,302,094	1,943,755
Land reclamation prepayments	427,219	437,980
Advances to construction subcontractors	469,460	400,187
Total:	4,402,223	3,366,577
Less: allowances for doubtful accounts	(2,830,556)	(916,948)
Advances to suppliers, net, third parties	$1,571,667	$2,449,629

Schedule of changes of allowance for doubtful accounts
	December 31, 2020	December 31, 2019
Beginning balance	$916,948	$627,614
Bad debt provision	1,749,000	299,586
Foreign exchange translation	164,608	(10,252)
Ending balance	$2,830,556	$916,948